Condensed Interim Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 1,936	$ 308
Receivables and other current assets	102	59
Due from related party	214	55
TOTAL CURRENT ASSETS	2,252	422
NON-CURRENT ASSETS
Equipment	12	21
Exploration and evaluation assets	39,110	39,103
Advance		50
Investment	112	48
TOTAL NON-CURRENT ASSETS	39,234	39,222
TOTAL ASSETS	41,486	39,644
LIABILITIES
Trade payables and accrued liabilities	610	362
Provision for restoration obligation		267
TOTAL LIABILITIES	610	629
EQUITY
Share capital - preferred	591	591
Share capital	91,827	89,627
Reserve	3,205	2,096
Deficit	(54,747)	(53,299)
TOTAL EQUITY	40,876	39,015
TOTAL LIABILITIES AND EQUITY	41,486	39,644
Preference shares [member]
EQUITY
Share capital	591	591
Ordinary shares [member]
EQUITY
Share capital	$ 91,827	$ 89,627